Investment in Affiliate (Details) - Schedule of Equity Method - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule Of Equity Method Abstract
Balance as of January 1, 2024		$ 1,940
Equity losses	[1]	(245)	$ (89)
Balance as of June 30, 2024		$ 1,695

[1]	Except share and per share information